SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - ConnectM Before Business Combination	Dec. 31, 2023
Minimum
INTANGIBLE ASSETS
Estimated useful life	3 years
Maximum
INTANGIBLE ASSETS
Estimated useful life	15 years
Customer relationships
INTANGIBLE ASSETS
Estimated useful life	15 years
Tradename | Minimum
INTANGIBLE ASSETS
Estimated useful life	3 years
Tradename | Maximum
INTANGIBLE ASSETS
Estimated useful life	10 years
Noncompetition agreements
INTANGIBLE ASSETS
Estimated useful life	5 years
Intellectual property | Minimum
INTANGIBLE ASSETS
Estimated useful life	3 years
Intellectual property | Maximum
INTANGIBLE ASSETS
Estimated useful life	15 years
Internally developed software
INTANGIBLE ASSETS
Estimated useful life	3 years